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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 2

     This Amendment (Check only one.): [X] is a restatement.

                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Timothy R. Barakett
Title:            as Managing Member of Atticus Management LLC,
                  its general partner
Phone:            212-373-0800

Signature, Place, and Date of Signing:

/s/ John F. Brown, Attorney-in-fact*          New York, New York                                June 2, 2006
------------------------------------       ----------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

*Pursuant to Power of Attorney attached hereto.

This statement is being filed by Atticus Capital LP, a Delaware limited partnership ("Atticus Capital"), the general partner of which is Atticus Management LLC, a Delaware limited liability company, f/k/a Atticus Capital, L.L.C. ("Atticus Management"). Effective as of January 1, 2006, Atticus Management effected a restructuring in which it assigned to Atticus Capital its rights and obligations under the investment management agreements with its clients and following the restructuring it changed its name to "Atticus Management LLC".

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     88
                                                            ------------------

Form 13F Information Table Value Total:                             $9,735,857
                                                            ------------------
                                                                   (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ------------      ---------------------------        ------------------
         None.

                               Atticus Capital LP
                          Form 13F/A Information Table
                          Quarter ended March 31, 2006
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     Fair Market  Shares or  SH/
                              Title of     Cusip        Value     Principal  PRN  Put/      Shared- Shared- Other
Issuer                          Class      Number   (in thousands)  Amount        Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                      COM      00339B107    73,125     3,250,000   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

AO TATNEFT                SPON ADR REG S  03737P306    1,030       10,000     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

AFFORDABLE RESIDENTIAL
CMTYS                            COM      008273104    25,996     2,475,800   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

AMERCO                           COM      023586100   110,170     1,113,168   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER  CORP             CL A     029912201    76,370     2,518,800   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

AMERIPRISE FINL INC              COM      03076C106   119,030     2,641,600   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

ANTEON INTL CORP                 COM      03674E108    53,829      986,600    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC                 COM      047439104    77,776     4,765,700   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

BANK NEW YORK INC                COM      064057102    45,050     1,250,000   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

BIOVERIS CORP                    COM      090676107    5,089      1,298,237   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK INC                    CL A     09247X101    84,700      605,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CABOT CORP                       COM      127055101    15,758      463,600    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD             COM      136385101   224,928     4,060,800   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CHAMPS ENTMT INC DEL             COM      158787101    33,627     4,076,052   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP           COM      165167107    62,415     1,987,100   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------


                               Atticus Capital LP
                          Form 13F/A Information Table
                          Quarter ended March 31, 2006
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     Fair Market  Shares or  SH/
                              Title of     Cusip        Value     Principal  PRN  Put/      Shared- Shared- Other
Issuer                          Class      Number   (in thousands)  Amount        Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

CHINA TELECOM CORP LTD         SPON ADR   169426103    8,170       230,800    SH         X                           X
                                H SHS
------------------------------------------------------------------------------------------------------------------------------------

COMPANIA ANONIMA NACIONAL
TEL                           SPON ADR D  204421101    12,615      595,600    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE  SPONSORED ADR 204412209   183,351     3,778,100   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                   COM      20825C104   801,092    12,685,550   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CONSECO INC                    COM NEW    208464883    14,892      600,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP           COM      228227104    40,334     1,422,700   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE
DRILLING IN                      COM      25271C102   100,965     1,128,100   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

EAGLE MATERIALS INC              CL B     26969P207   186,249     2,921,100   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES INC       COM      291345106    10,761     1,309,100   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

EPICEPT CORP                     COM      294264205     303        67,307     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

ETHAN ALLEN INTERIORS INC        COM      297602104     420        10,000     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

E TRADE FINANCIAL CORP           COM      269246104    2,698       100,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

FLEETWOOD ENTERPRISES INC        COM      339099103    15,626     1,398,900   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

FOSTER WHEELER LTD             SHS NEW    G36535139    45,484      961,400    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------


                               Atticus Capital LP
                          Form 13F/A Information Table
                          Quarter ended March 31, 2006
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     Fair Market  Shares or  SH/
                              Title of     Cusip        Value     Principal  PRN  Put/      Shared- Shared- Other
Issuer                          Class      Number   (in thousands)  Amount        Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RES INC                 COM      354613101    67,212      713,200    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

FURNITURE BRANDS INTL INC        COM      360921100     245        10,000     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC          COM      38141G104   204,048     1,300,000   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL PAC   SPON ADR B  400506101    54,660     1,710,800   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

INCO LTD                         COM      453258402    14,555      250,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

KT CORP                     SPONSORED ADR 48268K101    6,028       283,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF AMER
HLDGS                          COM NEW    50540R409    17,515      299,500    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

LA Z BOY INC                     COM      505336107     170        10,000     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON INC                   COM      524901105   104,964      837,500    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

MERCER INTL INC                  COM      588056101    19,479     2,092,287   SH         X                           X

------------------------------------------------------------------------------------------------------------------------------------

MITTAL STEEL CO N V           NY REG SH   60684P101   115,473     3,058,900   SH         X                           X
                                 CL A
------------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO NEW                  COM      61166W101   105,649     1,246,600   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

MWI VETERINARY SUPPLY INC        COM      55402X105    2,303       70,000     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

NAVISTAR INTL CORP NEW           COM      63934E108    13,790      500,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------


                               Atticus Capital LP
                          Form 13F/A Information Table
                          Quarter ended March 31, 2006
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     Fair Market  Shares or  SH/
                              Title of     Cusip        Value     Principal  PRN  Put/      Shared- Shared- Other
Issuer                          Class      Number   (in thousands)  Amount        Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

NEXMED INC                       COM      652903105      55        63,200     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

NYSE GROUP INC                   COM      62949W103   461,637     5,825,073   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------
                               CLASS A
PEGASUS COMMUNICATIONS CORP      NEW      705904605    2,176       833,899    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

PETROCHINA CO LTD           SPONSORED ADR 71646E100    4,093       39,000     SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

PHELPS DODGE CORP                COM      717265102   997,860    12,391,155   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX COS INC NEW              COM      71902E109    27,594     1,692,900   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

PRICE COMMUNICATIONS CORP      COM NEW    741437305   188,718    10,668,076   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

PROCTER & GAMBLE CO              COM      742718109    86,445     1,500,000   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

P T TELEKOMUNIKASI            SPONSORED
INDONESIA                         ADR     715684106    11,957      394,500    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

RESEARCH IN MOTION LTD           COM      760975102   103,978     1,225,000   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

RYLAND GROUP INC                 COM      783764103    28,086      404,700    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

SBA COMMUNICATIONS CORP          COM      78388J106    33,228     1,419,400   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

SEA CONTAINERS LTD               CL A     811371707     983        136,400    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

SEAGATE TECHNOLOGY               SHS      G7945J104    48,501     1,842,050   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------


                               Atticus Capital LP
                          Form 13F/A Information Table
                          Quarter ended March 31, 2006
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     Fair Market  Shares or  SH/
                              Title of     Cusip        Value     Principal  PRN  Put/      Shared- Shared- Other
Issuer                          Class      Number   (in thousands)  Amount        Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP                 COM      812350106   563,996     4,278,209   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS INC      COM      834453102    1,663       103,900    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

SOUTHERN COPPER CORP             COM      84265V105    47,816      566,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

STANDARD PAC CORP NEW            COM      85375C101    8,795       261,600    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

STATE AUTO FINL CORP             COM      855707105    50,455     1,496,723   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC                COM      867229106    23,892      310,200    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

TESORO CORP                      COM      881609101    82,534     1,207,700   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC                   ORD      G90078109    76,887      957,500    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

TRONOX INC                       CL A     897051108    23,832     1,405,200   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

TXU CORP                         COM      873168108    17,904      400,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

UNITED STATES STL CORP NEW       COM      912909108    12,743      210,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP NEW           COM      91913Y100   206,940     3,461,700   SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

VORNADO RLTY TR               SH BEN INT  929042109    81,600      850,000    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

WABASH NATL CORP                 COM      929566107    13,882      702,900    SH         X                           X
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO              COM      025816109   261,436     4,975,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------


                               Atticus Capital LP
                          Form 13F/A Information Table
                          Quarter ended March 31, 2006
                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY

                                                     Fair Market  Shares or  SH/
                              Title of     Cusip        Value     Principal  PRN  Put/      Shared- Shared- Other
Issuer                          Class      Number   (in thousands)  Amount        Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

ASHLAND INC NEW                  COM      044209104    21,317      299,900    SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC                 COM      047439104    11,982      734,200    SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP           COM      165167107    89,519     2,850,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE    SPON ADR    204412209    48,530     1,000,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                   COM      20825C104   557,387     8,826,400   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON CO                   COM      406216101   178,899     2,450,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC                       COM      717081103    93,450     3,750,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

PHELPS DODGE CORP                COM      717265102   471,841     5,859,200   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

PROCTER & GAMBLE CO              COM      742718109    66,275     1,150,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP                 COM      812350106  1,162,938    8,821,500   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC                COM      867229106    69,318      900,000    SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

TD AMERITRADE HLDG CORP          COM      87236Y108    70,407     3,373,600   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

TXU CORP                         COM      873168108   143,232     3,200,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP NEW           COM      91913Y100   100,729     1,685,000   SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

WENDYS INTL INC                  COM      950590109    13,964      225,000    SH   CALL  X                           X
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                       UNIT SER 1  78462F103    8,439       65,000     SH   PUT   X                           X
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                             $9,735,857
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates or entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 24, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of March 21, 2006.

                                        /s/ Timothy R. Barakett
                                        ----------------------------------------
                                        Timothy R. Barakett